Schedule of investments
Delaware Ivy VIP Pathfinder Moderate
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.55%
Delaware Ivy VIP Core Equity Class II	4,285,928	$ 71,274,980
Delaware Ivy VIP Corporate Bond Class II	20,586,414	107,255,217
Delaware Ivy VIP Global Equity Income Class II	7,837,769	49,926,592
Delaware Ivy VIP Growth Class II	5,771,468	77,799,385
Delaware Ivy VIP High Income Class I	1,286,176	4,244,383
Delaware Ivy VIP International Core Equity Class II	3,530,533	60,054,360
Delaware Ivy VIP Limited-Term Bond Class II	17,664,012	84,080,697
Delaware Ivy VIP Mid Cap Growth Class I	2,299,548	35,505,025
Delaware Ivy VIP Small Cap Core Class II	367,657	5,808,975
Delaware Ivy VIP Small Cap Growth Class I	570,946	5,812,236
Delaware Ivy VIP Value Class II	7,654,469	63,149,366
Total Affiliated Mutual Funds (cost $563,540,087)		564,911,216

Short-Term Investments — 0.50%
Money Market Mutual Fund — 0.50%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	2,816,504	2,816,504
Total Short-Term Investments (cost $2,816,504)		2,816,504

Total Value of Securities—100.05% (cost $566,356,591)		567,727,720
Liabilities Net of Receivables and Other Assets—(0.05%)		(291,036)
Net Assets Applicable to 110,346,445 Shares Outstanding—100.00%		$567,436,684
NQ-IV047 [3/22] 5/22 (2218153)    1